Summary of Stock options outstanding (Details)	Shares	Exercise price per share	Weighted average exercise price
Outstanding at Jan. 01, 2012	55,280	25	8.49
Granted			0
Exercised		0	0
Outstanding at Dec. 31, 2012
Outstanding at Jan. 01, 2013	55,280	25	8.49
Exercised			0.00
Exercised			0
Granted - plan options	397,680	0.65	0.54
Granted - non plan options	11,000,000	0.25	0.25
Forfeited/Cancelled			0
Outstanding at Dec. 31, 2013	11,452,960	25.00	0.30
Outstanding at Jan. 01, 2014	11,452,960	25	0.3
Exercised			0.00
Granted - plan options	0	0.00	0.00
Forfeited/Cancelled			0.00
Granted - plan options			0
Granted - non plan options			0
Forfeited/Cancelled			0
Exercised			0
Outstanding at Jun. 30, 2014	11,452,960	25	0.3